Income and other taxes - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / $	Dec. 31, 2023 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Closing foreign exchange rate | $ / $	1.45
Deferred tax expense (recovery)	$ (2,699)	$ 29,548
Deferred tax liability not recognized	134,000	116,000
Unrecognized deferred tax assets	343,349	278,925
Income taxes paid	360,000	239,000
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	577,000	637,000
Canada | Capital Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	9,000
Canada | Capital Losses | Tax Dispute, Favorable Outcome
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	295,000
Canada | Non-capital Losses | Tax Dispute, Favorable Outcome
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	71,000
Colombia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	110,000	124,000
Colombia | Operating Loss Carryforwards Expiration Years Between 2030 And 2035
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	1,000
Colombia | Operating Loss Carryforwards Expiration Year Unlimited
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	108,000
Fekola | Non-participating Share Capital
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax relating to priority dividend	$ 26,000	$ 36,000
Priority dividend rate to non-controlling interest	20.00%	10.00%